Note 15 - Stock-based compensation (Detail) - Fair Value Assumption	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average expected life in years	5 years 73 days	5 years 292 days
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%